INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Net carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
As of the beginning of period	$ 74,573,278	$ 67,853,835
Additions	5,978,578	9,913,672
Additions from business combination		816,576
Reclassification from Investment properties		3,222,044
Disposals	(173,089)	(211,262)
Depreciation of the year	(5,990,809)	(5,763,249)
Foreign currency translation	187,428	(1,258,338)
As of the end of period	74,575,386	74,573,278
Office equipment
Property, plant and equipment
As of the beginning of period	410,338	263,892
Additions	39,611	235,900
Additions from business combination		2,242
Disposals	(4,791)
Depreciation of the year	(78,901)	(77,639)
Foreign currency translation	3,194	(14,057)
As of the end of period	369,451	410,338
Vehicles
Property, plant and equipment
As of the beginning of period	2,200,349	2,032,853
Additions	35,915	904,798
Additions from business combination		173,190
Disposals	(17,239)	(1,677)
Depreciation of the year	(882,264)	(908,040)
Foreign currency translation	1,023	(775)
As of the end of period	1,337,784	2,200,349
Equipment and computer software
Property, plant and equipment
As of the beginning of period	507,469	174,399
Additions	65,953	702,842
Additions from business combination		462
Disposals	(323)	(8,184)
Depreciation of the year	(256,198)	(333,521)
Foreign currency translation	14,862	(28,529)
As of the end of period	331,763	507,469
Fixtures and fittings
Property, plant and equipment
As of the beginning of period	2,786,470	2,862,949
Additions	9,084	703,027
Additions from business combination		28,672
Transfers	225,338
Disposals		6,295
Disposals	(6,789)
Depreciation of the year	(860,822)	(812,810)
Foreign currency translation	6,350	(1,663)
As of the end of period	2,159,631	2,786,470
Machinery and equipment
Property, plant and equipment
As of the beginning of period	16,710,328	14,463,756
Additions	563,352	5,459,571
Additions from business combination		1,084
Transfers	122,653
Disposals	(143,947)	(154,492)
Depreciation of the year	(2,891,448)	(2,649,074)
Foreign currency translation	80,931	(410,517)
As of the end of period	14,441,869	16,710,328
Land and buildings
Property, plant and equipment
As of the beginning of period	39,677,902	36,144,792
Additions		1,835,054
Transfers	348,085
Reclassification from Investment properties		3,222,044
Disposals		53,217
Depreciation of the year	(1,021,176)	(982,165)
Foreign currency translation	71,315	(595,040)
As of the end of period	39,076,126	39,677,902
Buildings in progress
Property, plant and equipment
As of the beginning of period	12,280,422	11,911,194
Additions	5,264,663	72,480
Additions from business combination		610,926
Transfers	(696,076)
Disposals		(106,421)
Foreign currency translation	9,753	(207,757)
As of the end of period	$ 16,858,762	$ 12,280,422